Inventory, Net	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory, Net [Text Block]	INVENTORY, NET

(dollars in millions)	2019	2018
Raw materials	$2,984	$2,624
Work-in-process	2,586	2,538
Finished goods	3,477	2,919
	$9,047	$8,081
Raw materials, work-in-process and finished goods are net of valuation reserves of $1,122 million and $1,036 million as of December 31, 2019 and 2018, respectively.